UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/12 - 9/30/12

Item 1 - Schedule of Investments - September 30, 2012 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 128.83% (d)
Aerospace and Defense - 1.83%
475	Ducommun, Inc., Senior Notes,
	9.75%, 07/15/18	B3	504
500	Esterline Technologies, Senior Notes,
	7%, 08/01/20	Ba2	554
775	Kratos Defense and Security Solutions, Inc., Senior Notes,
	10%, 06/01/17	B3	835
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18	Ba3	664
525	Sequa Corporation, Senior Notes,
	11.75%, 12/01/15 (g)	Caa2	543
225	Sequa Corporation, Senior Notes,
	13.50%, 12/01/15 (g)	Caa2	234
200	Spirit Aerosystems, Inc., Senior Notes,
	7.50%, 10/01/17	Ba3	216
850	Transdigm, Inc., Senior Subordinated Notes,
	7.75%, 12/15/18	B3	940
			4,490
Automobile - 3.87%
725	Allison Transmission, Inc., Senior Notes,
	7.125% 05/15/19 (g)	B3	779
375	American Axle and Manufacturing, Inc., Senior Notes,
	6.625%, 10/15/22	B2	379
1,000	Chrysler Group LLC, Senior Notes,
	8%, 06/15/19	B2	1,060
475	Chrysler Group LLC, Senior Notes,
	8.25%, 06/15/21	B2	504
400	Conti Gummi Finance B.V., Senior Notes,
	8.50%, 07/15/15 (g) (EUR)	Ba2	560
300	Delphi Corporation, Senior Notes,
	5.875%, 05/15/19	Ba2	323
375	Delphi Corporation, Senior Notes,
	6.125%, 05/15/21	Ba2	415
845	Ford Motor Credit Company LLC, Senior Notes,
	4.25%, 09/20/22	(e)	861
2,000	Ford Motor Credit Company LLC, Senior Notes,
	5%, 05/15/18	Baa3	2,184
175	Goodyear Tire & Rubber Company, Senior Notes,
	7%, 05/15/22	B1	185
550	Goodyear Tire & Rubber Company, Senior Notes,
	8.25%, 08/15/20	B1	608
200	Goodyear Tire & Rubber Company, Senior Notes,
	8.75%, 08/15/20	B1	227
225	Pittsburgh Glass Works, LLC, Senior Notes,
	8.50%, 04/15/16 (g)	B2	209
200	Schaeffler Finance B.V., Senior Notes,
	7.75%, 02/15/17 (g)	Ba3	217
600	Schaeffler Finance B.V., Senior Notes,
	8.50%, 02/15/19 (g)	Ba3	668
300	Sonic Automotive, Inc., Senior Subordinated Notes,
	7%, 07/15/22 (g)	B3	317
			9,496
Banking - .34%
800	Amsouth Bank, N.A, Subordinated Notes,
	5.20%, 04/01/15	Ba3	828

Beverage, Food and Tobacco - 2.90%
380	Bumble Bee Acquistion Company, Senior Notes,
	9%, 12/15/17 (g)	B2	395
250	Constellation Brands, Inc., Senior Notes,
	4.625%, 03/01/23	Ba1	254

600	Constellation Brands, Inc., Senior Notes,
	6%, 05/01/22	Ba1	684
525	Cott Beverages, Inc., Senior Notes,
	8.125%, 09/01/18	B3	583
200	Cott Beverages, Inc., Senior Notes,
	8.375%, 11/15/17	B3	220
150	Darling International, Inc., Senior Notes,
	8.50%, 12/15/18	Ba2	171
1,150	Del Monte Foods Company, Senior Notes,
	7.625%, 02/15/19	B3	1,179
750	Land O’Lakes Capital Trust I,
	7.45%, 03/15/28 (g)	Ba1	728
900	Michael Foods, Inc., Senior Notes,
	9.75%, 07/15/18	Caa1	999
875	Pinnacle Foods Finance LLC, Senior Notes,
	8.25%, 09/01/17	Caa1	947
375	TreeHouse Foods, Inc., Senior Notes,
	7.75%, 03/01/18	Ba2	407
525	U.S. Food Service, Inc., Senior Notes,
	8.50%, 06/30/19 (g)	Caa2	547
			7,114
Broadcasting and Entertainment - 12.27%
800	AMC Entertainment, Inc., Senior Notes,
	8.75%, 06/01/19	B2	879
475	Block Communications, Inc., Senior Notes,
	7.25%, 02/01/20 (g)	Ba3	505
475	Bresnan Broadband Holdings, Senior Notes,
	8%, 12/15/18 (g)	B3	512
275	Cablevision Systems Corporation, Senior Notes,
	8.625%, 09/15/17	B1	320
1,075	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	1,174
600	CCO Holdings, LLC, Senior Notes,
	7%, 01/15/19	B1	652
1,200	CCO Holdings, LLC, Senior Notes,
	7.25%, 10/30/17	B1	1,308
250	CCO Holdings, LLC, Senior Notes,
	7.375%, 06/01/20	B1	278
425	CCO Holdings, LLC, Senior Notes,
	7.875%, 04/30/18	B1	459
375	Central European Media Enterprises Ltd., Senior Notes,
	11.625%, 09/15/16 (g)(EUR)	(e)	501
1,350	Cequel Communications Holdings I, LLC, Senior Notes,
	8.625%, 11/15/17 (g)	B3	1,441
150	Cinemark USA, Inc., Senior Notes,
	7.375%, 06/15/21	B3	167
225	Clear Channel Communications, Inc., Senior Notes,
	7.25%, 10/15/27	Ca	112
175	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	7.625%, 03/15/20	B3	169
675	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	7.625%, 03/15/20	B3	660
550	CSC Holdings, LLC, Senior Notes,
	6.75%, 11/15/21 (g)	Ba3	606
150	Cyfrowy Polsat Finance AB, Senior Notes,
	7.125%, 05/20/18 (g)(EUR)	Ba2	208
475	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba2	517
150	Dish DBS Corporation, Senior Notes,
	7.125%, 02/01/16	Ba2	165
700	Dish DBS Corporation, Senior Notes,
	7.875%, 09/01/19	Ba2	812
575	GTP Acquisition Partners I, LLC, Senior Notes,
	7.628%, 06/15/41 (g)	Ba3	585
325	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	B1	346
350	Lin Television Corporation, Senior Notes,
	8.375%, 04/15/18	Caa1	371

375	Mediacom Broadband LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	377
350	National CineMedia LLC, Senior Notes,
	6%, 04/15/22 (g)	Ba2	369
350	Netflix, Inc., Senior Notes,
	8.50%, 11/15/17	Ba2	377
825	Nexstar Broadcasting, Inc., Senior Notes,
	8.875%, 04/15/17	B3	895
375	Polish Television Holding B.V., Senior Notes,
	11.25%, 05/15/17 (g) (EUR)	(e)	501
425	Regal Cinemas Corporation, Senior Notes,
	8.625%, 07/15/19	B2	472
825	Regal Cinemas Corporation, Senior Notes,
	9.125%, 08/15/18	B3	922
600	Sinclair Television Group, Inc., Senior Notes,
	6.125%, 10/01/22 (g)	B2	602
2,425	Sirius Satellite Radio, Inc., Senior Notes,
	8.75%, 04/01/15 (g)	B1	2,752
475	Starz LLC, Senior Notes,
	5%, 09/15/19 (g)	Ba2	485
250	Telenet Finance V Luxembourg S.C.A, Senior Notes,
	6.25%, 08/15/22 (g)(EUR)	Ba3	324
300	Unitymedia Hessen GmbH&Co., Senior Notes,
	8.125%, 12/01/17 (g)	Ba3	325
475	Unitymedia Hessen GmbH&Co., Senior Notes,
	9.50%, 03/15/21 (g) (EUR)	Ba3	685
525	Univision Communications, Inc., Senior Notes,
	6.75%, 09/15/22 (g)	B2	525
375	Univision Communications, Inc., Senior Notes,
	6.875%, 05/15/19 (g)	B2	386
1,950	Univision Communications, Inc., Senior Notes,
	7.875%, 11/01/20 (g)	B2	2,087
1,750	Univision Communications, Inc., Senior Notes,
	8.50%, 05/15/21 (g)	Caa2	1,776
475	UPCB Finance Limited, Senior Notes,
	6.875%, 01/15/22 (g)	Ba3	508
550	UPCB Finance Limited, Senior Notes,
	7.25%, 11/15/21 (g)	Ba3	601
450	UPCB Finance Limited, Senior Notes,
	7.625%, 01/15/20 (g) (EUR)	Ba3	623
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22	Ba1	602
75	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18	Ba1	81
175	WaveDivision Holdings, LLC, Senior Notes,
	8.125%, 09/01/20 (g)	Caa1	182
600	Wide Open West Finance, LLC, Senior Notes,
	10.25%, 07/15/19 (g)	Caa1	624
200	Ziggo Bond Company BV, Senior Notes,
	8%, 05/15/18 (g)(EUR)	Ba2	281
			30,109
Building and Real Estate - 6.49%
975	Associated Materials, Inc., Senior Notes,
	9.125%, 11/01/17	Caa1	953
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes,
	7.75%, 02/15/19	B1	292
500	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	6.625%, 10/15/20	Ba1	546
325	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	11.625%, 06/15/17	Ba2	364
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21	Ba3	699
650	P.H. Glatfelter Company,Senior Notes,
	5.375%, 10/15/20 (g)	Ba1	663
300	Host Hotels and Resorts, L.P., Senior Notes,
	5.875%, 06/15/19	Ba1	330
400	Host Marriott, L.P., Senior Notes,
	6%, 10/01/21	Ba1	455
600	KB Home, Senior Notes,
	8%, 03/15/20	B2	666

400	Ladder Capital Finance Holdings LLLP, Senior Notes,
	7.375%, 10/01/17 (g)	Ba3	407
500	LaFarge SA, Senior Notes,
	6.75%, 12/16/19 (EUR)	Ba1	681
475	Masco Corporation, Senior Notes,
	5.85%, 03/15/17	Ba2	515
325	Masco Corporation, Senior Notes,
	6.125%, 10/03/16	Ba2	357
750	Mercer International, Inc., Senior Notes,
	9.50%, 12/01/17	B3	805
225	Meritage Homes Corporation, Senior Notes,
	7%, 04/01/22	B1	241
250	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 02/15/22	Ba1	269
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21	Ba1	573
1,250	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21	Caa1	1,353
650	Nortek, Inc., Senior Notes,
	10%, 12/01/18	Caa1	712
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Ba1	621
725	Reliance Intermediate Holdings, L.P., Senior Notes,
	9.50%, 12/15/19 (g)	Ba2	810
900	Shea Homes Limited Partnership, Senior Notes,
	8.625%, 05/15/19	B2	999
200	Standard Pacific Corporation, Senior Notes,
	8.375%, 05/15/18	B3	230
400	Standard Pacific Corporation, Senior Notes,
	10.75%, 09/15/16	B3	488
550	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20 (g)	B3	583
525	Texas Industries, Senior Notes,
	9.25%, 08/15/20	Caa2	551
125	USG Corporation, Senior Notes,
	8.375%, 10/15/18 (g)	B2	135
450	USG Corporation, Senior Notes,
	9.75%, 08/01/14 (g)	B2	486
125	USG Corporation, Senior Notes,
	9.75%, 01/15/18	Caa2	135
			15,919
Cargo Transport - .80%
480	DP World Ltd., Senior Notes,
	6.85%, 07/02/37(g)	Baa3	515
8	Florida East Coast Holdings, Senior Notes,
	10.50%, 08/01/17 (h)	Caa3	7
325	Florida East Coast Railway Corporation, Senior Notes,
	8.125%, 02/01/17	B3	343
250	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	6.125%, 06/15/21	Ba2	280
200	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	6.625%, 12/15/20	Ba2	226
525	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	8%, 02/01/18	Ba2	585
			1,956
Chemicals, Plastics and Rubber - 2.60%
475	Ashland Inc., Senior Notes,
	4.75%, 08/15/22 (g)	Ba2	486
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19	Ba2	244
275	Hexion Specialty Chemicals, Inc., Senior Notes,
	9%, 11/15/20	(e)	250
175	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/20	B2	198
550	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/21	B2	630

575	Ineos Finance PLC, Senior Notes,
	8.375%, 02/15/19 (g)	B1	605
200	Ineos Finance PLC, Senior Notes,
	9%, 05/15/15 (g)	B1	211
375	Koppers Holdings Inc., Senior Notes,
	7.875%, 12/01/19	B1	411
475	Lyondell Chemical Company, Senior Notes,
	5%, 04/15/19	Ba2	506
700	Momentive Performance Materials, Inc., Senior Notes,
	9%, 01/15/21	Caa1	504
175	Momentive Performance Materials, Inc., Senior Notes,
	11.50%, 12/01/16	Caa3	99
325	PolyOne Corporation, Senior Notes,
	7.375%, 09/15/20	Ba3	353
1,200	Rockwood Specialty Group, Inc., Senior Notes,
	4.625%, 10/15/20	Ba2	1,216
550	Styrolution Group GmbH, Senior Notes,
	7.625%, 05/15/16 (g)(EUR)	B2	661
			6,374
Containers, Packaging and Glass - 4.88%
375	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	399
200	Ardagh Packaging Finance plc, Senior Notes,
	7.375%, 10/15/17 (g)	Ba3	216
400	Ardagh Packaging Finance plc, Senior Notes,
	9.25%, 10/15/20 (g)(EUR)	B3	527
425	Ball Corporation, Senior Notes,
	7.375%, 09/01/19	Ba1	474
1,000	Beverage Packaging Holdings, Senior Notes,
	8%, 12/15/16 (g)(EUR)	Caa2	1,275
250	Boise Paper Holdings LLC, Senior Notes,
	8%, 04/01/20	Ba3	276
375	Boise Paper Holdings LLC, Senior Notes,
	9%, 11/01/17	Ba3	415
425	Bway Holding Company, Senior Notes,
	10%, 06/15/18	B3	478
1,200	Cascades Inc., Senior Notes,
	7.75%, 12/15/17	Ba3	1,260
925	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	967
250	Clearwater Paper Corporation, Senior Notes,
	7.125%, 11/01/18	Ba3	272
100	Clondalkin Acquisition BV, Senior Notes,
	2.389%, 12/15/13 (g)	B2	94
400	Exopack Holding Corporation, Senior Notes,
	10%, 06/01/18	Caa2	385
525	Graphic Packaging International, Inc., Senior Notes,
	7.875%, 10/01/18	B2	581
600	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 06/15/17	B2	658
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	405
300	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	B3	345
175	Reynolds Group Issuer, Inc., Senior Notes,
	7.125%, 04/15/19	B1	184
285	Rock-Tenn Company, Senior Notes,
	3.50%, 03/01/20 (g)	Ba1	288
135	Rock-Tenn Company, Senior Notes,
	4.45%, 03/01/19 (g)	Ba1	145
90	Rock-Tenn Company, Senior Notes,
	4.90%, 03/01/22 (g)	Ba1	98
575	Sappi Papier Holding GmbH, Senior Notes,
	7.75%, 07/15/17 (g)	Ba2	614
275	Sappi Papier Holding GmbH, Senior Notes,
	8.375%, 06/15/19 (g)	Ba2	293
400	Tekni Plex, Inc., Senior Notes,
	9.75%, 06/01/19 (g)	Caa1	428
675	Weyerhaeuser Company, Senior Notes,
	8.50%, 01/15/25	Ba1	887
			11,964

Diversified/Conglomerate Manufacturing - 5.90%
358	Altra Holdings, Inc., Senior Notes,
	8.125%, 12/01/16	Ba3	383
375	Amsted Industries, Inc., Senior Notes,
	8.125%, 03/15/18 (g)	B1	407
1,075	Building Materials Corporation of America, Senior Notes,
	6.75%, 05/01/21 (g)	Ba3	1,172
650	Case New Holland, Incorporated, Senior Notes,
	7.875%, 12/01/17	Ba2	761
900	CNH Capital LLC, Senior Notes,
	6.25%, 11/01/16 (g)	Ba2	977
450	Coleman Cable, Inc., Senior Notes,
	9%, 02/15/18	B3	479
250	Columbus McKinnon Corporation, Senior Subordinated Notes,
	7.875%, 02/01/19	B1	266
2,000	Commscope, Inc., Senior Notes,
	8.25%, 01/15/19 (g)	B3	2,150
100	Euramax International, Inc., Senior Notes,
	9.50%, 04/01/16	Caa1	91
500	Fiat Industrial Finance, Senior Notes,
	6.25%, 03/09/18 (EUR)	Ba2	681
325	General Cable Corporation, Senior Notes,
	5.75%, 10/01/22 (g)	B1	330
275	Isabelle Acquisition Senior Notes,
	10%, 11/15/18 (g)	Caa1	298
300	Manitowoc Company, Inc., Senior Notes,
	8.50%, 11/01/20	B3	336
375	Mcron Finance Sub LLC, Senior Notes,
	8.375%, 05/15/19 (g)	B1	386
350	Navistar International Corporation, Senior Notes,
	8.25%, 11/01/21	B2	333
475	Oshkosh Corporation, Senior Notes,
	8.25%, 03/01/17	B1	526
475	Oshkosh Corporation, Senior Notes,
	8.50%, 03/01/20	B1	533
200	Owens Corning, Inc., Senior Notes,
	9%, 06/15/19	Ba1	252
800	RBS Global, Inc., Senior Notes,
	8.50%, 05/01/18	B3	882
700	Sensata Technologies BV, Senior Notes,
	6.50%, 05/15/19 (g)	B2	746
450	SPX Corporation, Senior Notes,
	6.875%, 09/01/17	Ba2	504
200	Terex Corporation, Senior Notes,
	6.50%, 04/01/20	B2	207
975	Terex Corporation, Senior Subordinated Notes,
	8%, 11/15/17	Caa1	1,014
675	Vulcan Materials, Senior Notes,
	7.50%, 06/15/21	Ba3	761
			14,475
Diversified/Conglomerate Service - 9.40%
1,250	Aguila 3 S.A., Senior Notes,
	7.875%, 01/31/18 (g)	B2	1,316
575	Alliance Data Systems Company, Senior Notes,
	6.375%, 04/01/20 (g)	(e)	625
275	Anixter Inc., Senior Notes,
	5.625%, 05/01/19	Ba3	291
475	Anixter Inc., Senior Notes,
	10%, 03/15/14	Ba3	519
600	Aramark Holdings, Senior Notes,
	8.625%, 05/01/16 (g)	B3	616
250	Ashtead Capital Inc., Senior Notes,
	6.50%, 07/15/22 (g)	B2	262
1,000	Avis Budget Car Rental LLC, Senior Notes,
	9.625%, 03/15/18	B2	1,110
700	Capsugel Finance Company, Senior Notes,
	9.875%, 08/01/19 (g)(EUR)	Caa1	1,012

25	CDW Corporation, Senior Secured Notes,
	8%, 12/15/18	B1	28
2,300	CDW Corporation, Senior Subordinate Notes,
	12.535%, 10/12/17	Caa1	2,455
825	CDW Escrow Corporation, Senior Subordinate Notes,
	8.50%, 04/01/19	B3	897
275	Ceridian Corporation, Senior Notes,
	8.875%, 07/15/19 (g)	B1	298
250	Clean Harbors, Incorporated, Senior Notes,
	5.25%, 08/01/20 (g)	Ba3	258
125	Fidelity National Information Company, Senior Notes,
	7.625%, 07/15/17	Ba2	137
325	Fidelity National Information Company, Senior Notes,
	7.875%, 07/15/20	Ba2	362
675	First Data Corporation, Senior Notes,
	6.75%, 11/01/20 (g)	B1	668
1,300	First Data Corporation, Senior Notes,
	7.375%, 06/15/19 (g)	B1	1,339
1,825	First Data Corporation, Senior Notes,
	12.625%, 01/15/21	Caa1	1,889
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20	Ba2	508
150	FTI Consulting Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	154
400	Garda World Security Corporation, Senior Notes,
	9.75%, 03/15/17 (g)	B2	433
125	Gategroup Finance (Luxembourg) S.A., Senior Notes,
	6.75%, 03/01/19 (g) (EUR)	B1	165
475	Goodman Networks, Inc., Senior Notes,
	12.375%, 07/01/18 (g)	B2	507
300	H&E Equipment Services, Senior Notes,
	7%, 09/01/22 (g)	B3	315
975	iPayment, Inc., Senior Notes,
	10.25%, 05/15/18	B3	853
325	Iron Mountain Inc., Senior Subordinated Notes,
	5.75%, 08/15/24	B1	325
700	Jaguar Holdings, Inc., Senior Notes,
	9.50%, 12/01/19 (g)	B3	788
600	Lender Processing Services, Inc., Senior Notes,
	5.75%, 4/15/23	Ba2	600
350	Maxim Crane Works, L.P., Senior Notes,
	12.25%, 04/15/15 (g)	Caa2	354
275	Service Master Company, Senior Notes,
	8%, 02/15/20	B3	292
425	Syniverse Holdings, Inc., Senior Notes,
	9.125%, 01/15/19	Caa1	460
100	Techem GmbH, Senior Notes,
	6.125%, 10/01/19 (g)(EUR)	Ba3	132
250	Truven Health Analytics, Senior Notes,
	10.625%, 06/01/20 (g)	Caa1	270
350	UR Financing Escrow Corporation, Senior Notes,
	5.75%, 07/15/18 (g)	Ba3	368
625	Verisure Holding AB, Senior Notes,
	8.75%, 09/01/18 (g)(EUR)	B2	827
525	West Corporation, Senior Notes,
	7.875%, 01/15/19	Caa1	542
1,025	West Corporation, Senior Notes,
	8.625%, 10/01/18	Caa1	1,084
			23,059
Electronics - 3.37%
650	Advanced Micro Devices, Inc., Senior Notes,
	7.50%, 08/15/22 (g)	Ba3	629
475	Advanced Micro Devices, Inc., Senior Notes,
	7.75%, 08/01/20	Ba3	481
700	Core Logic, Inc., Senior Notes,
	7.25%, 06/01/21	Ba3	758
500	Epicor Software Corporation, Senior Notes,
	8.625%, 05/01/19	Caa1	530

85	Freescale Semiconductor, Inc., Senior Notes,
	10.125%, 03/15/18 (g)	B1	94
975	HD Supply, Inc., Senior Notes,
	8.125%, 04/15/19 (g)	B2	1,063
475	HD Supply, Inc., Senior Notes,
	11%, 04/15/20 (g)	Caa1	525
650	Infor US, Inc., Senior Notes,
	9.375%, 04/01/19 (g)	Caa1	715
225	Infor US, Inc., Senior Notes,
	11.50%, 07/15/18 (g)	Caa1	256
1,375	iGATE Corporation, Senior Notes,
	9%, 05/01/16	B2	1,509
375	JDA Software Group, Inc., Senior Notes,
	8%, 12/15/14	B1	396
1,000	MEMC Electronic Materials, Inc., Senior Notes,
	7.75%, 04/01/19	Caa1	820
475	Nuance Communications, Senior Notes,
	5.375%, 08/15/20 (g)	Ba3	485
			8,261
Finance - 14.79%
475	AerCap Aviation Solutions B.V., Senior Notes,
	6.375%, 05/30/17 (g)	(e)	490
300	Aircastle Limited, Senior Notes,
	6.75%, 04/15/17	Ba3	323
750	Aircastle Limited, Senior Notes,
	7.625%, 04/15/20	Ba3	834
600	Aircastle Limited, Senior Notes,
	9.75%, 08/01/18	Ba3	686
425	Air Lease Corporation, Senior Notes,
	4.50%, 01/15/16 (g)	(e)	424
800	Air Lease Corporation, Senior Notes,
	5.625%, 04/01/17 (g)	(e)	818
1,025	Ally Financial, Inc., Senior Notes,
	4.625%, 06/26/2015	B1	1,051
1,175	Ally Financial, Inc., Senior Notes,
	5.50%, 02/15/17	B1	1,225
500	Ally Financial, Inc., Senior Notes,
	6.25%, 12/01/17	B1	540
775	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	B1	889
250	Ally Financial, Inc., Senior Notes,
	8%, 03/15/20	B1	292
725	Ally Financial, Inc., Senior Notes,
	8%, 11/01/31	B1	846
700	CIT Group, Inc., Senior Notes,
	4.25%, 08/15/17	B1	728
125	CIT Group, Inc., Senior Notes,
	4.75%, 02/15/15 (g)	B1	130
700	CIT Group, Inc., Senior Notes,
	5%, 08/15/22	B1	730
625	CIT Group, Inc., Senior Notes,
	5.25%, 03/15/18	B1	670
1,575	CIT Group, Inc., Senior Notes,
	5.375%, 05/15/20	B1	1,717
2,175	CIT Group, Inc., Senior Notes,
	5.50%, 02/15/19 (g)	B1	2,371
1,650	CIT Group, Inc., Senior Notes,
	6.625%, 04/01/18 (g)	B1	1,877
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,552
400	E*Trade Financial Corporation, Senior Notes,
	6.75%, 06/01/16	B2	422
475	E*Trade Financial Corporation, Senior Notes,
	7.875%%, 12/01/15	B2	481
775	General Motors Financial Company, Inc., Senior Notes,
	4.75%, 08/15/17 (g)	Ba3	798
350	General Motors Financial Company, Inc., Senior Notes,
	6.75%, 06/01/18	Ba3	389
1,375	Icahn Enterprises, L.P., Senior Notes,
	8%, 01/15/18	Ba3	1,471

75	Icahn Enterprises, L.P., Senior Notes,
	8%, 01/15/18 (g)	(e)	80
425	International Lease Finance Corporation, Senior Notes,
	4.875%, 04/01/15	Ba3	440
350	International Lease Finance Corporation, Senior Notes,
	5.75%, 05/15/16	Ba3	371
675	International Lease Finance Corporation, Senior Notes,
	8.25%, 12/15/20	Ba3	800
525	International Lease Finance Corporation, Senior Notes,
	8.625%, 01/15/22	Ba3	634
1,800	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/01/17	Ba3	2,124
525	MBIA Insurance Corporation, Surplus Notes,
	14%, 01/15/33 (g)	Caa3	273
500	Nationstar Mortgage LLC, Senior Notes,
	9.625%, 05/01/19 (g)	B2	546
200	Nationstar Mortgage LLC, Senior Notes,
	9.625%, 05/01/19 (g)	B2	219
400	Neuberger Berman Group LLC, Senior Notes,
	5.625%, 03/15/20 (g)	Ba1	424
425	Neuberger Berman Group LLC, Senior Notes,
	5.875%, 03/15/22 (g)	Ba1	454
1,500	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	Caa2	1,425
1,150	Nuveen Investments, Inc., Senior Notes,
	9.125%, 10/15/17 (g)	Caa2	1,139
400	Nuveen Investments, Inc., Senior Notes,
	9.50%, 10/15/20 (g)	Caa2	397
225	Provident Funding Associates, L.P., Senior Notes,
	10.125%, 02/15/19 (g)	B2	232
575	Provident Funding Associates, L.P., Senior Notes,
	10.25%, 04/15/17 (g)	Ba3	618
750	SLM Corporation, Senior Medium Term Notes,
	4.625%, 09/25/17	(e)	765
1,725	SLM Corporation, Senior Medium Term Notes,
	8.45%, 06/15/18	Ba1	2,033
625	Springleaf Finance Corporation, Senior Medium Term
	Notes, 6.90%, 12/15/17	Caa1	531
900	Synovus Financial Corporation, Subordinate Notes,
	5.125%, 06/15/17	B3	878
125	Synovus Financial Corporation, Senior Notes,
	7.875%, 02/15/19	B2	142
			36,279
Groceries - .36%
500	Susser Holdings LLC, Senior Notes,
	8.50%, 05/15/16	B2	539
325	The Pantry, Inc., Senior Notes,
	8.375%, 08/01/20 (g)	Caa1	335
			874
Healthcare, Education and Childcare - 7.58%
125	Accellent, Inc. Senior Notes,
	8.375%, 02/01/17	B1	128
675	Accellent, Inc.. Senior Subordinated Notes,
	10%, 11/01/17	Caa2	574
1,125	Biomet, Inc., Senior Notes,
	6.50%, 08/01/20 (g)	B3	1,159
151	Biomet, Inc., Senior Subordinated Notes,
	11.625%, 10/15/17	Caa1	161
800	Capella Healthcare Inc., Senior Notes,
	9.25%, 07/01/17	B3	858
600	CHS/Community Health Systems, Inc., Senior Notes,
	5.125%, 08/15/18	Ba3	623
625	CHS/Community Health Systems, Inc., Senior Notes,
	7.125%, 07/15/20	B3	666
475	CHS/Community Health Systems, Inc., Senior Notes,
	8%, 11/15/19	B3	520
175	Crown Newco 3 plc, Senior Notes,
	7%, 02/15/18 (g)(GBP)	B2	294

525	Davita, Inc., Senior Notes,
	6.375%, 11/01/18	B2	560
450	Elan Finance, plc, Senior Notes,
	6.25%, 10/15/19 (g)	B1	450
775	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.625%, 07/31/19 (g)	Ba2	825
450	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.875%, 01/31/22 (g)	Ba2	479
1,025	HCA, Inc., Senior Notes,
	7.50%, 02/15/22	B3	1,158
550	HCA, Inc., Senior Secured Notes,
	8.50%, 04/15/19	Ba3	621
98	HCA, Inc., Senior Secured Notes,
	9.875%, 02/15/17	B2	105
950	Health Management Associates, Inc., Senior Notes,
	7.375%, 01/15/20 (g)	B3	1,031
375	Hologic, Inc., Senior Notes,
	6.25%, 08/01/20 (g)	B2	398
825	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	784
600	Inventive Health Inc., Senior Notes,
	10%, 08/15/18 (g)	Caa2	534
425	Inventive Health Inc., Senior Notes,
	10.25%, 08/15/18 (g)	Caa2	378
525	Kindred Healthcare, Inc., Senior Notes,
	8.25%, 06/01/19	B3	516
250	LifePoint Hospitals, Inc., Senior Notes,
	6.625%, 10/01/20	Ba1	272
475	MedAssets, Inc., Senior Notes,
	8%, 11/15/18	B3	520
900	Multiplan, Inc., Senior Notes,
	9.875%, 09/01/18 (g)	Caa1	999
350	Mylan Inc., Senior Notes,
	7.625%, 07/15/17 (g)	Ba2	389
200	Radiation Therapy Services, Inc., Senior Subordinated Notes,
	9.875%, 04/15/17	Caa2	146
300	Sky Growth Holdings Corporation, Senior Notes,
	7.375%, 10/15/20 (g)	Caa1	302
925	Tenet Healthcare Corporation, Senior Notes,
	6.25%, 11/01/18	B1	1,018
50	Tenet Healthcare Corporation, Senior Notes,
	8.875%, 07/01/19	B1	56
175	Universal Health Services, Inc., Senior Notes,
	7%, 10/01/18	B1	189
325	Universal Hospital Services, Inc., Senior Notes,
	7.625%, 08/15/20 (g)	B3	338
550	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B1	561
150	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B1	153
500	Vanguard Health Holding Company II, LLC, Senior Notes,
	7.75%, 02/01/19	B3	532
250	Vanguard Health Holding Company II, LLC, Senior Notes,
	8%, 02/01/18	B3	268
31	Vanguard Health Systems, Inc., Senior Discount Notes,
	Zero Coupon, 02/01/16	Caa1	22
			18,587
Hotels, Motels, Inns and Gaming - 4.81%
150	Ameristar Casinos, Inc., Senior Notes,
	7.50%, 04/15/21	B3	162
340	Ameristar Casinos, Inc., Senior Notes,
	7.50%, 04/15/21 (g)	B3	366
375	Boyd Acquisition Sub, LLC, Senior Notes,
	8.375%, 02/15/18 (g)	Caa1	387
300	Boyd Gaming Corporation, Senior Notes,
	9.125%, 12/01/18	B3	315
450	Boyd Gaming Corporation, Senior Notes,
	9%, 07/01/20 (g)	B3	458
425	Caesar’s Entertainment Operating Company, Inc., Senior Notes,
	5.625%, 06/01/15	Caa3	344

1,125	Caesar’s Entertainment Operating Company, Inc., Senior Notes,
	8.50%, 02/15/20 (g)	B2	1,131
850	CCM Merger, Inc., Senior Notes,
	9.125%, 05/01/19 (g)	Caa2	856
275	Choice Hotels International, Inc., Senior Notes,
	5.75%, 07/01/22	Baa3	300
475	Graton Economic Development Authority, Senior Notes,
	9.625%, 09/01/19 (g)	B3	496
300	Great Canadian Gaming Corporation, Senior Subordinated Notes,
	6.625%, 07/25/22 (g)(CAD)	B1	315
2,050	MGM Resorts International, Senior Notes,
	6.75%, 10/01/20 (g)	B3	2,040
650	Pinnacle Entertainment, Inc., Senior Subordinated Notes,
	7.75%, 04/01/22	B3	707
325	Quapaw Downstream Development Authority, Senior Notes,
	10.50%, 07/01/19 (g)	B3	349
400	Rivers Pittsburgh Borrower, L.P., Senior Notes,
	9.50%, 06/15/19 (g)	B3	427
750	Seminole Tribe of Florda, Senior Notes,
	7.75%, 10/01/17 (g)	Ba1	826
925	Seneca Gaming Corporation, Senior Notes,
	8.25%, 12/01/18 (g)	B2	971
175	Starwood Hotels and Resorts Worldwide, Inc., Senior Notes,
	7.15%, 12/01/19	Baa3	214
1,300	Station Casinos LLC, Senior Notes,
	3.66%, 06/18/18 (g)	Caa2	1,131
			11,795
Insurance -1.28%
650	Amerigroup Corporation, Senior Notes,
	7.50%, 11/15/19	Ba2	761
925	Assured Guarantee Holdings Municipal Holdings, Inc., Junior
	Subordinated Debentures, 6.40%, 12/15/66 (g)	Ba1	666
25	Centene Corporation, Senior Notes,
	5.75%, 06/01/17	Ba2	27
475	CNO Financial Group Inc., Senior Notes,
	6.375%, 10/01/20 (g)	Ba3	486
750	Hub International Limited, Senior Notes,
	8.125%, 10/15/18 (g)	Caa2	765
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa2	430
			3,135
Leisure, Amusement and Entertainment - .57%
525	Cedar Fair LP, Senior Notes,
	9.125%, 08/01/18	B2	596
175	Easton Bell Sports Inc., Senior Notes,
	9.75%, 12/01/16	B2	189
334	Manchester United Finance plc, Senior Notes,
	8.375%, 02/01/17 (g)	(e)	364
225	NCL Corporation, Senior Notes,
	9.50%, 11/15/18	Caa1	249
			1,398
Mining, Steel, Iron and Non-Precious Metals - 6.80%
725	AK Steel Corporation, Senior Notes,
	7.625%, 05/15/20	B2	636
575	Alrosa Finance S.A., Senior Notes,
	7.75%, 11/03/20 (g)	Ba3	650
355	Arcelor Mittal, Senior Notes,
	4%, 03/01/16	Baa3	351
495	Arcelor Mittal, Senior Notes,
	4.75%, 02/25/17	Baa3	484
250	Consol Energy, Inc., Senior Notes,
	8%, 04/01/17	B1	263
1,225	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20	B1	1,286

525	Essar Steel Algoma Inc., Senior Notes,
	9.875%, 06/15/15 (g)	Caa2	417
1,225	FMG Resources Pty. Ltd., Senior Notes,
	7%, 11/01/15 (g)	Ba3	1,240
1,000	Foresight Energy LLC, Senior Notes,
	9.625%, 08/15/17 (g)	Caa1	1,038
700	JMC Steel Group, Inc., Senior Notes,
	8.25%, 03/15/18 (g)	B3	709
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	471
625	Peabody Energy Corporation, Senior Notes,
	6%, 11/15/18 (g)	Ba1	630
475	Peabody Energy Corporation, Senior Notes,
	6.25%, 11/15/21 (g)	Ba1	474
3,000	Ryerson Holding Corporation, Senior Secured Notes,
	16.50%, 02/01/15 (b)	Caa3	2,123
1,225	Ryerson Inc., Senior Secured Notes,
	9%, 10/15/17 (g)	Caa2	1,256
2,450	Ryerson Inc., Senior Secured Notes,
	11.25%, 10/15/18 (g)	Caa3	2,462
600	Ryerson Inc., Senior Secured Notes,
	12%, 11/01/15	Caa1	624
775	Severstal Columbus LLC, Senior Notes,
	10.25%, 02/15/18	B3	791
325	Steel Dynamics, Senior Notes,
	6.125%, 08/15/19 (g)	Ba2	338
450	United States Steel Corporation, Senior Notes,
	7.50%, 03/15/22	B1	444
			16,687
Oil and Gas - 14.00%
275	AmeriGas Finance LLC, Senior Notes,
	6.75%, 05/20/20	Ba2	294
575	AmeriGas Finance LLC, Senior Notes,
	7%, 05/20/22	Ba2	619
700	Antero Resources Corporation, Senior Notes,
	7.25%, 08/01/19	B2	753
1,425	Antero Resources Corporation, Senior Notes,
	9.375%, 12/01/17	B2	1,571
300	Atwood Oceanics, Inc., Senior Notes,
	6.50%, 02/01/20	Ba3	321
625	Berry Petroleum Company, Senior Notes,
	6.375%, 09/15/22	B1	655
300	Berry Petroleum Company, Senior Notes,
	6.75%, 11/01/20	B1	318
825	Bill Barrett Corporation, Senior Notes,
	7%, 10/15/22	B1	846
1,100	Bill Barrett Corporation, Senior Notes,
	7.625%, 10/01/19	B1	1,166
250	Carrizo Oil and Gas, Inc., Senior Notes,
	7.50%, 09/15/20	B3	256
350	Chesapeake Energy Corp., Senior Notes,
	6.625%, 11/15/19 (g)	Ba3	339
825	Clayton Williams Energy Company, Senior Notes,
	7.75%, 04/01/19	B3	825
600	Concho Resources, Inc., Senior Notes,
	5.50%, 04/01/23	B1	627
300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	B1	335
700	DPL, Inc., Senior Notes,
	6.50%, 10/15/16 (g)	Ba1	766
925	DPL, Inc., Senior Notes,
	7.25%, 10/15/21 (g)	Ba1	1,050
75	El Paso Corporation, Senior Notes,
	6.50%, 09/15/20	Ba2	84
800	El Paso Corporation, Senior Notes,
	7.75%, 01/15/32	Ba2	960
200	El Paso Corporation, Senior Notes,
	7.80%, 08/01/31	Ba2	240
675	EQT Corporation, Senior Notes,
	8.125%, 06/01/19	Baa2	817

775	Everest Acquistion LLC, Senior Notes,
	9.375%, 05/01/20 (g)	B2	843
1,425	Exterran Holdings, Inc., Senior Notes,
	7.25%, 12/01/18	Ba3	1,496
1,875	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B2	1,816
50	Ferrellgas, L.P., Senior Notes,
	9.125%, 10/01/17	B2	53
875	Hercules Offshore, Inc., Senior Notes,
	7.125%, 04/01/17 (g)	B1	908
200	Hiland Partners, LP., Senior Notes,
	7.25%, 10/01/20 (g)	B3	208
600	Laredo Petroleum, Inc., Senior Notes,
	7.375%, 05/01/22	B3	648
175	Laredo Petroleum, Inc., Senior Notes,
	9.50%, 02/15/19	B3	198
500	Midstates Petroleum Company, Inc., Senior Notes,
	10.75%, 10/01/20 (g)	Caa1	523
710	Newfield Exploration Company, Senior Subordinated Notes,
	6.875%, 02/01/20	Ba2	774
550	OGX Austria GMBH
	8.50%, 06/01/18 (g)	B1	493
490	Parker Drilling Company, Senior Notes,
	9.125%, 04/01/18	B1	528
775	PDC Energy, Senior Notes,
	7.75%, 10/15/22 (g)	B3	775
725	Penn Virginia Corporation, Senior Notes,
	8.375%, 06/01/20 (g)	B2	749
775	Penn Virginia Resources Partners, L.P., Senior Notes,
	8.25%, 04/15/18	B2	800
550	Petroleos de Venezuela SA, Senior Notes,
	8.50%, 11/02/17 (g)	(e)	493
675	Petroleum Geo Services ASA, Senior Notes,
	7.375%, 12/15/18 (g)	Ba2	723
125	Plains Exploration and Production Company, Senior Notes,
	6.75%, 02/01/22	B1	126
150	Precision Drilling Corporation, Senior Notes,
	6.50%, 12/15/21	Ba1	160
650	Precision Drilling Corporation, Senior Notes,
	6.625%, 11/15/20	Ba1	692
375	QEP Resources, Inc., Senior Notes,
	5.25%, 05/01/23	Ba1	382
825	Range Resources Corporaiton, Senior Subordinated Notes,
	6.75%, 08/01/20	Ba3	913
350	Regency Energy Partners, L.P., Senior Notes,
	5.50%, 04/15/23	B1	354
450	Regency Energy Partners, L.P., Senior Notes,
	6.875%, 12/01/18	B1	481
575	SESI LLC, Senior Notes,
	6.375%, 05/01/19	Ba3	617
975	SESI LLC, Senior Notes,
	7.125%, 12/15/21	Ba3	1,075
325	SM Energy Company, Senior Notes,
	6.50%, 11/15/21	B1	343
575	SM Energy Company, Senior Notes,
	6.50%, 01/01/23 (g)	B1	607
225	SM Energy Company, Senior Notes,
	6.625%, 02/15/19	B1	237
825	Swift Energy Company, Senior Notes,
	7.875%, 03/01/22	B3	885
650	Swift Energy Company, Senior Notes,
	8.875%, 01/15/20	B3	699
650	Targa Resources Partners L.P., Senior Notes,
	6.375%, 08/01/22 (g)	Ba3	687
500	Tesoro Corporation, Senior Notes,
	4.25%, 10/01/17	Ba1	514
650	WPX Energy, Inc., Senior Notes,
	6%, 01/15/22	Ba1	699
			34,341

Personal, Food and Miscellaneous Services - 1.20%
400	Central Garden & Pet Company, Senior Subordinated
	Notes, 8.25%, 03/01/18	B2	422
514	CKE Restaurants, Senior Notes,
	11.375%, 07/15/18	B2	596
750	DineEquity, Inc., Senior Notes,
	9.50%, 10/30/18	B3	840
450	Fiesta Restaurant Group, Senior Notes,
	8.875%, 08/15/16	B2	483
575	Wok Acquisition Corporation, Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	618
			2,959
Personal Non-Durable Consumer Products - .27%
250	Jarden Corporation, Senior Notes,
	8%, 05/01/16	Ba3	268
375	Mead Products, Senior Notes,
	6.75%, 04/30/20 (g)	B1	390
			658
Personal Transportation - 1.75%
1,300	Continental Airlines, Inc., Senior Notes,
	6.75%, 09/15/15 (g)	Ba2	1,362
180	Continental Airlines, Inc., Senior Notes,
	7.25%, 05/10/21	Baa2	207
117	Continental Airlines, Inc., Senior Notes,
	9.25%, 11/10/18	Ba2	129
516	Delta Airlines, Inc., Senior Notes,
	9.50%, 09/15/14 (g)	Ba2	542
1,600	Delta Airlines, Inc., Senior Notes,
	12.25%, 03/15/15 (g)	B1	1,740
161	Northwest Airlines
	7.575%, 09/01/20	(e)	174
150	United Airlines, Inc., Senior Notes,
	12%, 11/01/13 (g)	B3	155
			4,309
Printing and Publishing - .27%
75	Nielsen Finance LLC, Senior Notes,
	7.75%, 10/15/18	B2	84
228	Nielsen Finance LLC, Senior Notes,
	11.50%, 05/01/16	B2	255
375	Trader Corporation, Senior Notes,
	9.875%, 08/15/18 (g)	B3	338
			677
Retail Stores - 3.61%
1,125	Academy, Ltd., Senior Notes
	9.25%, 08/01/19 (g)	Caa1	1,243
250	Best Buy Company, Inc., Senior Notes,
	3.75%, 03/15/16	Baa2	239
1,275	Claire’s Escrow Corporation, Senior Notes,
	9%, 03/15/19 (g)	B2	1,320
309	Claire’s Stores, Inc., Senior Notes,
	9.625%, 06/01/15	Caa2	286
770	Dollar General Corporation, Senior Notes,
	4.125%, 07/15/17	Ba2	807
350	Jo-Ann Stores, Inc., Senior Notes,
	8.125% 03/15/19 (g)	Caa1	356
400	99 Cents Only Stores, Senior Notes,
	11%, 12/15/19 (g)	Caa1	450
700	Party City Holdings, Inc., Senior Notes,
	8.875%, 08/01/20 (g)	Caa1	751
400	Penske Automotive Group, Inc., Senior Subordinated Notes,
	5.75%, 10/01/22 (g)	B2	408
250	QVC, Inc., Senior Notes,
	7.50%, 10/01/19 (g)	Ba2	277
675	Radio Shack Corporation, Senior Notes
	6.75%, 05/15/19	Caa1	405

325	Rite Aid Corporation, Senior Notes,
	7.70%, 02/15/27	Caa3	271
800	Rite Aid Corporation, Senior Notes,
	9.25%, 03/15/20	Caa2	820
1,200	Rite Aid Corporation, Senior Notes,
	9.50%, 06/15/17	Caa2	1,236
			8,869
Telecommunications - 13.45%
400	Cincinnati Bell Inc., Senior Notes,
	7%, 02/15/15	B1	405
300	Cricket Communications, Inc., Senior Notes,
	7.75%, 05/15/16	Ba2	318
1,375	Cricket Communications, Inc., Senior Notes,
	7.75%, 10/15/20	B3	1,344
275	Cricket Communications, Inc., Senior Notes,
	10%, 07/15/15	B3	289
700	Digicel Limited, Senior Notes,
	8.25%, 09/01/17 (g)	B1	753
400	Digicel Limited, Senior Notes,
	8.25%, 09/30/20 (g)	Caa1	420
450	Digicel Limited, Senior Notes,
	10.50%, 04/15/18 (g)	Caa1	496
325	Earthlink Inc., Senior Notes,
	8.875%, 05/15/19	B2	327
1,000	Equinix, Inc., Senior Notes,
	7%, 07/15/21	Ba2	1,120
450	GCI, Inc., Senior Notes,
	6.75%, 06/01/21	B2	450
775	Hughes Satellite Systems, Inc., Senior Notes,
	6.50%, 06/15/19	Ba3	829
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	856
1,425	Intelsat Bermuda Ltd., Senior Notes,
	11.50%, 02/04/17	Caa3	1,510
875	Intelsat Jackson Holdings Ltd., Senior Notes,
	6.625%, 12/15/22 (g)	Caa2	868
675	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20	B3	727
100	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20 (g)	B3	108
2,050	Intelsat (Luxembourg) S.A., Senior Notes,
	11.25%, 02/04/17	Caa3	2,173
100	ITC Deltacom, Inc., Senior Notes,
	10.50%, 04/01/16	B1	107
200	Level 3 Communications, Inc., Senior Notes,
	8.875%, 06/01/19 (g)	Caa2	210
1,000	Level 3 Communications, Inc., Senior Notes,
	11.875%, 02/01/19	Caa2	1,135
650	Level 3 Financing, Inc., Senior Notes,
	8.625%, 07/15/20	B3	702
400	Level 3 Financing, Inc., Senior Notes,
	9.375%, 04/01/19	B3	444
500	Matterhorn Mobile S.A., Senior Notes,
	7.75%, 02/15/20 (g)(EUR)	(e)	636
625	MetroPCS Wireless, Inc., Senior Notes,
	6.625%, 11/15/20	B2	658
1,350	MetroPCS Wireless, Inc., Senior Notes,
	7.875%, 09/01/18	B2	1,465
312	Nextel Communications, Senior Notes,
	7.375%, 08/01/15	(e)	313
1,025	NII Capital Corporation, Senior Notes,
	7.625, 04/01/21	B2	820
475	NII Capital Corporation, Senior Notes,
	8.875%, 12/15/19	B2	400
600	Paetec Holding Corporation, Senior Notes,
	8.875%, 06/30/17	(e)	651
425	Sable International Finance Limited, Senior Notes,
	7.75%, 02/15/17 (g)	Ba2	454

200	Sable International Finance Limited, Senior Notes,
	8.75%, 02/01/20 (g)	Ba2	224
125	Satelites Mexicanos, S.A. de C.V., Senior Notes,
	9.50%, 05/15/17	B3	132
471	SBA Telecommunications, Inc., Senior Notes,
	8.25%, 08/15/19	B1	525
600	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	B3	621
750	Sprint Nextel Corporation, Senior Notes,
	7%, 08/15/20	B3	780
2,225	Sprint Nextel Corporation, Senior Notes,
	9%, 11/15/18 (g)	Ba3	2,664
825	Sprint Nextel Corporation, Senior Notes,
	9.125%, 03/01/17	B3	936
475	Sprint Nextel Corporation, Senior Notes,
	11.50%, 11/15/21	B3	594
245	Telefonica Emisiones S.A.U., Senior Notes,
	6.221%, 07/03/17	Baa2	257
900	Telesat Canada, Senior Subordinated Notes,
	12.50%, 11/01/17	B3	999
325	TW Telecom Holdings, Inc., Senior Notes,
	5.375%, 10/01/22 (g)	B1	331
375	ViaSat, Inc., Senior Notes,
	6.875%, 06/15/20	B1	388
275	ViaSat, Inc., Senior Notes,
	8.875%, 09/15/16	B1	294
550	Vimpelcom Holdings, Senior Notes,
	7.504%, 03/01/22 (g)	Ba3	572
300	Vimpelcom Holdings, Senior Notes,
	7.748%, 02/02/21 (g)	Ba3	319
600	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.25%, 02/15/18 (g)	Ba3	567
225	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.25%, 02/15/18 (g)	Ba3	213
425	Wind Acquistion Holdings Finance S.A., Senior Notes,
	11.75%, 07/15/17 (g)	B3	402
471	Wind Acquistion Holdings Finance S.A., Senior Notes,
	12.25%, 07/15/17 (g)(h)	Caa1	372
450	Windstream Corporation, Senior Notes,
	7.875%, 11/01/17	Ba3	503
300	Zayo Group, LLC, Senior Notes,
	8.125%, 01/01/20	B1	329
			33,010
Textiles and Leather - .85%
750	Hanesbrands, Inc., Senior Notes,
	6.375%, 12/15/20	B1	810
275	Levi Strauss & Co., Senior Notes,
	6.875%, 05/01/22	B2	286
200	Levi Strauss & Co., Senior Notes,
	7.625%, 05/15/20	B2	215
425	Levi Strauss & Co., Senior Notes,
	7.75%, 05/15/18 (EUR)	B2	581
200	Wolverine World Wide, Inc., Senior Notes,
	6.125%, 10/15/20 (g)	B2	207
			2,099
Utilities - 2.59%
350	AES Corporation, Senior Notes,
	7.375%, 07/01/21	Ba3	399
1,000	Calpine Corporation, Senior Notes,
	7.50%, 02/15/21 (g)	B1	1,085
275	GenOn Escrow Corporation, Senior Notes,
	7.875%, 06/15/17	B3	293
1,750	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18	B3	1,982
550	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23 (g)	B1	561
625	Sabine Pass LNG, L.P., Senior Notes,
	7.50%, 11/30/16	B1	673

1,050	Tokyo Electric Power Company, Inc., Senior Notes,
	4.50%, 03/24/14 (EUR)	Ba2	1,355
			6,348

	Total Corporate Debt Securities (Total cost of $300,042)		316,070

CONVERTIBLE DEBT SECURITIES - .52% (d)
Electronics - .27%
650	Advanced Micro Devices, Inc., Senior Notes,
	Convertible, 6%, 05/01/15	(e)	660

Personal Transportation - .25%
950	AMR Corporation, Convertible,
	6.25%, 10/15/14 (a)	(e)	626

	Total Convertible Debt Securities (Total cost of $1,308)		1,286

Shares
PREFERRED STOCK - 1.56% (d)
Automobile - .33%
21,350	General Motors Company,
	Convertible, 4.75%	(e)	796

Broadcasting and Entertainment - .10%
495	Spanish Broadcasting System, Inc.,
	10.75% (a)	Caa3	248

Containers, Packaging and Glass - 0%
1,975	Smurfit-Stone Container Corporation,
	7%, (c)(f) ESC	(e)	—

Electronics - .30%
1,275	Lucent Technologies Capital Trust I,
	Convertible, 7.75%	(e)	740

Finance - .83%
1,125	Ally Financial, Inc., 7% (g)	B3	1,052
39,575	GMAC Capital Trust, 8.125%	B3	994
			2,046

	Total Preferred Stock (Total cost of $4,193)		3,830

COMMON STOCK - .11% (d)
15,325	Ameristar Casinos, Inc,		273

	Total Common Stock (Total cost of $336)		273

Principal
Amount
SHORT-TERM INVESTMENTS - 4.32% (d)
10,600	Motiva Enterprises LLC, Commercial Paper, Due 10/01/12
	Discount of .15%	P-1	10,600
	Total Short-Term Investments (Total cost of $10,600)		10,600

	TOTAL INVESTMENTS (Total cost of $316,479)		$332,059

(a)	Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)	Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)	Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September 30, 2012 was $0.

(d)	Percentages indicated are based on total net assets to common shareholders of $245,334.

(e)	Not rated.

(f)	Non-income producing.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $127,460 as of September 30, 2012.

(h)	Pay-In-Kind

(CAD) Canadian Dollar

(EUR) Euro

(GBP) British Pound

ESC	Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

Forward Currency Exchange Contracts - (Unaudited) (Amounts in Thousands) As of September 30, 2012 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Receive		Deliver		(Depreciation)
State Street Bank	10/11/12	GBP	3	USD	5	$—
Deutsche Bank	10/11/12	USD	270	GBP	174	(11)
State Street Bank	10/11/12	USD	6	GBP	4	—
State Street Bank	10/11/12	USD	5	GBP	3	—
State Street Bank	10/11/12	USD	10	GBP	6	—
UBS AG	12/10/12	USD	9,041	EUR	7,166	(174)
Deutsche Bank	12/10/12	USD	122	EUR	95	(1)
State Street Bank	12/10/12	USD	72	EUR	56	—
State Street Bank	12/10/12	USD	70	EUR	53	2
Royal Bank of Scotland	12/10/12	USD	248	EUR	190	4
Goldman Sachs	12/10/12	USD	173	EUR	133	3
JPMorgan Chase	12/10/12	USD	263	EUR	203	2
State Street Bank	12/10/12	USD	389	EUR	299	4
State Street Bank	12/10/12	USD	398	EUR	307	4
JPMorgan Chase	12/10/12	USD	336	EUR	261	—
State Street Bank	12/10/12	USD	981	EUR	760	3
Deutsche Bank	12/10/12	USD	239	EUR	186	—
Net unrealized gain (loss) on open forward currency exchange contracts						$(164)

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

September 30, 2012 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of $0 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

September 30, 2012 (Unaudited)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

September 30, 2012 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$317,356	$—	$317,356

Preferred Stock
Automobile	796	—	—	796
Broadcasting and Entertainment	—	248	—	248
Containers, Packaging and Glass	—	—	—	—
Electronics	740	—	—	740
Finance	994	1052	—	2046
Utilities	—	—	—	—

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

September 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Common Stock
Ameristar Casinos	$273	$—	$—	$273
Short-Term Investments	—	10,600	—	10,600
Total Investments	$2803	$329,256	$—	$332,059
Forward Currency Exchange Contracts	$—	$(164)	$—	$(164)

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The Fund owns one Level 3 security with a value of zero at September 30, 2012. The Valuation Committee at the Fund’s investment Advisor, T. Rowe Price, confirmed that there has been no company-specific news or filings to indicate that the current valuation of zero should be changed. The techniques used to arrive at this valuation have taken into account litigation involving the security with no settlement expected for the foreseeable future. The security is not trading and there is no guarantee that holders will receive any distribution. The security will continue to be valued at zero until trading commences, the occurrence of company-specific or industry events, or other market factors suggest the value should be changed.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2011	$0
Net purchases (sales)	(126)
Change in unrealized appreciation (depreciation)	0
Realized gain (loss)	(36)
Transfers to Level 3 from Level 2	162
Balance, September 30, 2012	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the nine months ended September 30, 2012, the Fund recognized approximately $740,000 of transfers to Level 1 from Level 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 27, 2012

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 27, 2012